Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	17
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	4.10735%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,933,304.32

Principal:
Principal Collections	$24,707,011.52
Prepayments in Full	$12,307,845.24
Liquidation Proceeds	$791,230.28
Recoveries	$12,779.95
Sub Total	$37,818,866.99
Collections	$41,752,171.31

Purchase Amounts:
Purchase Amounts Related to Principal	$72,510.04
Purchase Amounts Related to Interest	$312.02
Sub Total	$72,822.06

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,824,993.37

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	17
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,824,993.37
Servicing Fee	$812,660.00	$812,660.00	$0.00	$0.00	$41,012,333.37
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,012,333.37
Interest - Class A-2a Notes	$359,506.79	$359,506.79	$0.00	$0.00	$40,652,826.58
Interest - Class A-2b Notes	$307,059.53	$307,059.53	$0.00	$0.00	$40,345,767.05
Interest - Class A-3 Notes	$1,848,458.33	$1,848,458.33	$0.00	$0.00	$38,497,308.72
Interest - Class A-4 Notes	$274,000.00	$274,000.00	$0.00	$0.00	$38,223,308.72
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,223,308.72
Interest - Class B Notes	$173,690.00	$173,690.00	$0.00	$0.00	$38,049,618.72
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,049,618.72
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$38,049,618.72
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,049,618.72
Regular Principal Payment	$36,048,835.99	$36,048,835.99	$0.00	$0.00	$2,000,782.73
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,000,782.73
Residual Released to Depositor	$0.00	$2,000,782.73	$0.00	$0.00	$0.00
Total		$41,824,993.37

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,048,835.99
Total					$36,048,835.99

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$19,843,395.96	$66.14	$359,506.79	$1.20	$20,202,902.75	$67.34
Class A-2b Notes	$16,205,440.03	$66.14	$307,059.53	$1.25	$16,512,499.56	$67.39
Class A-3 Notes	$0.00	$0.00	$1,848,458.33	$3.39	$1,848,458.33	$3.39
Class A-4 Notes	$0.00	$0.00	$274,000.00	$3.43	$274,000.00	$3.43
Class B Notes	$0.00	$0.00	$173,690.00	$3.67	$173,690.00	$3.67
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$36,048,835.99	$22.83	$2,962,714.65	$1.88	$39,011,550.64	$24.71

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	17

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$99,862,997.78	0.3328767	$80,019,601.82	0.2667320
Class A-2b Notes	$81,554,781.53	0.3328767	$65,349,341.50	0.2667320
Class A-3 Notes	$545,000,000.00	1.0000000	$545,000,000.00	1.0000000
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$885,357,779.31	0.5607292	$849,308,943.32	0.5378982

Pool Information
Weighted Average APR	4.836%	4.848%
Weighted Average Remaining Term	44.57	43.80
Number of Receivables Outstanding	32,014	31,342
Pool Balance	$975,192,005.21	$936,545,660.55
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$916,936,736.61	$880,887,900.62
Pool Factor	0.5774483	0.5545644

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$55,657,759.93
Targeted Overcollateralization Amount	$87,236,717.23
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$87,236,717.23

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	17
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		81	$767,747.58
(Recoveries)		37	$12,779.95
Net Loss for Current Collection Period			$754,967.63
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9290%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5512%
Second Prior Collection Period			0.4705%
Prior Collection Period			0.9602%
Current Collection Period			0.9478%
Four Month Average (Current and Prior Three Collection Periods)			0.7324%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,193	$7,239,176.71
(Cumulative Recoveries)			$556,606.29
Cumulative Net Loss for All Collection Periods			$6,682,570.42
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3957%

Average Realized Loss for Receivables that have experienced a Realized Loss			$6,068.04
Average Net Loss for Receivables that have experienced a Realized Loss			$5,601.48

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.07%	246	$9,993,546.09
61-90 Days Delinquent	0.19%	43	$1,737,123.67
91-120 Days Delinquent	0.03%	7	$260,951.82
Over 120 Days Delinquent	0.02%	6	$161,059.92
Total Delinquent Receivables	1.30%	302	$12,152,681.50

Repossession Inventory:
Repossessed in the Current Collection Period		12	$551,604.75
Total Repossessed Inventory		21	$947,509.09

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1677%
Prior Collection Period			0.1343%
Current Collection Period			0.1787%
Three Month Average			0.1602%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2305%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	17

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	93	$3,474,665.61
2 Months Extended	148	$6,244,172.29
3+ Months Extended	44	$1,721,106.59

Total Receivables Extended	285	$11,439,944.49
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer